Fair Value Measurements - Changes in Derivative Liabilities (Details) - USD ($)		3 Months Ended	9 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			$ 0
Forward Contracts
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 106,200,000	$ 164,300,000
Change in fair value	58,100,000	25,400,000
Issuance of Series A Preferred Stock on July 7, 2023		(189,700,000)
Ending balance	$ 164,300,000	0	0
CVR liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			0
Change in fair value			(1,300,000)
Fair value at CVR issuance			29,500,000
Ending balance		$ 28,200,000	$ 28,200,000